RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Key management compensation
Service or Item	Year ended December 31,
	2022	2021
Directors’ fees	$296	$294
Salaries and consultants’ fees	2,089	2,188
Share-based payments (non-cash)	1,669	1,128
Total	$4,054	$3,610